Leases (Details) - Schedule of lease liability and right of use asset - Leases of offices [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases (Details) - Schedule of lease liability and right of use asset [Line Items]
Balance	$ 3,169	$ 2,673
Acquisition through business combinations	995
Depreciation	1,344	856
Disposals	248	69
Additions	1,919	1,421
Balance	4,491	3,169
Buildings [Member]
Leases (Details) - Schedule of lease liability and right of use asset [Line Items]
Balance	3,078	2,506
Acquisition through business combinations	948
Depreciation	1,359	740
Disposals	70
Additions	1,595	1,312
Balance	4,192	3,078
Vehicles [Member]
Leases (Details) - Schedule of lease liability and right of use asset [Line Items]
Balance	91	167
Acquisition through business combinations	47
Depreciation	(15)	116
Disposals	178	69
Additions	324	109
Balance	$ 299	$ 91